[Aetna Retirement Services logo]                     151 Farmington Avenue
[Aetna Letterhead]                                   Hartford, CT  06156


                                                     Linda M. Hernandez
                                                     Prospectus Development Unit
                                                     ARS Operations, TS41
                                                     (860) 273-0912
December 15, 1997                                    Fax (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

RE: Aetna Variable Portfolios, Inc.
    File Nos. 333-05173; 811-7651
    Rule 497(j) Filing


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of this section would not have differed from that contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A ("Amendment No. 2") of Aetna Variable Portfolios, Inc., effective December 10, 1997. The text of Amendment No. 2 has been filed electronically.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.

Sincerely,

/s/ Linda M. Hernandez

Linda M. Hernandez